Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments

The short-term leases of the Group mainly consisted of office leasing. As of December 31,2024, the minimum future commitments under these agreements are as follows.

For the year ending December 31,	Operating Leases
RMB
2025	130
Total lease commitments	130